Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Total current assets		¥ 831,981	$ 120,626	¥ 607,362
Total assets		953,131	138,190	611,260
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities		19,534	2,831	32,864
Shareholders' equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 shares issued and outstanding as of December 31, 2022 and 2021)	[1]	1	0	1
Subscriptions receivable from shareholders		1	0	1
Additional paid-in capital		144,577	20,962	144,577
Total equity		933,597	135,359	578,396	¥ 34,193	¥ 20,346
Total liabilities and shareholders' equity		953,131	138,190	611,260
Parent Company [Member]
Current assets:
Receivables from subsidiary		100,000	14,499	100,000
Total current assets		100,000	14,499	100,000
Total assets		100,000	14,499	100,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities		0	0	0
Shareholders' equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 shares issued and outstanding as of December 31, 2022 and 2021)	[1]	1	0	1
Subscriptions receivable from shareholders		(1)	0	(1)
Additional paid-in capital		100,000	14,499	100,000
Total equity		100,000	14,499	100,000
Total liabilities and shareholders' equity		¥ 100,000	$ 14,499	¥ 100,000

[1]	Retroactively restated for the stock subdivision as described in Note 1.